Cash and cash equivalents (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash on hand		$ 610	$ 681
Cash at banks		143,421	88,231
Short-term investments	[1]	63,079	9,467
Total cash and cash equivalents		$ 207,110	98,379	$ 94,733	$ 39,567
Maximum period for fix-term deposits (promissory notes) and repurchase/resell agreement		3 days
Restricted cash [Abstract]
Restricted cash		$ 0	$ 1,665

[1]	Includes fix-term deposits (promissory notes) and purchase/resell transactions with terms up to 3 days.